Intangible assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	SFr 212
Intangible assets at end of period	49	SFr 212
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	212
Intangible assets at end of period	49	212
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	2,296	2,122
Additions	18	233
Disposals	(11)	(59)
Intangible assets at end of period	2,303	2,296
Accumulated depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,084)	(1,851)
Amortization charge for the year	(181)	(292)
Disposals	11	59
Intangible assets at end of period	SFr (2,254)	SFr (2,084)